Income tax expense (Details 3) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized deferred tax assets from net operating losses
Unrecognized deferred tax assets		$ (5,231)	$ (2,215)	$ (2,397)
CI&T Software Inc. (“CI&T Canada”)
Unrecognized deferred tax assets from net operating losses
Unrecognized deferred tax assets		0	(166)	(212)
CI&T Portugal Unipessoal Lda. (“CI&T Portugal”)
Unrecognized deferred tax assets from net operating losses
Unrecognized deferred tax assets	[1]	0	(597)	(763)
CI&T Oceania PTY Ltd (“CI&T Oceania”)
Unrecognized deferred tax assets from net operating losses
Unrecognized deferred tax assets		(2,091)	(801)	(551)
CI&T Digital Ltd
Unrecognized deferred tax assets from net operating losses
Unrecognized deferred tax assets		(1,598)	(434)	(637)
CI&T Japan, Inc. (“CI&T Japan”)
Unrecognized deferred tax assets from net operating losses
Unrecognized deferred tax assets		(448)	(217)	(234)
Somo Global Inc.
Unrecognized deferred tax assets from net operating losses
Unrecognized deferred tax assets		(45)	0	0
CI&T Colombia
Unrecognized deferred tax assets from net operating losses
Unrecognized deferred tax assets		(105)	0	0
CI&T UK
Unrecognized deferred tax assets from net operating losses
Unrecognized deferred tax assets		(881)	0	0
CINQ Inc.
Unrecognized deferred tax assets from net operating losses
Unrecognized deferred tax assets		(44)	0	0
CI&T SG PTE. Ltd.
Unrecognized deferred tax assets from net operating losses
Unrecognized deferred tax assets		$ (19)	$ 0	$ 0

[1]	During 2025, the Group revised its estimates of future taxable profits in Portugal and recognized the tax effect of US$ 613 related to previously unrecognized tax losses, as management concluded that it is probable that sufficient taxable profits will be available against which such losses can be utilized. This conclusion was supported by the subsidiary’s recent track record of taxable income and the existence of ongoing intragroup commercial arrangements that are expected to sustain future profitability.